Deferred Tax Balances - Schedule of Deferred Tax (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax [Line Items]
Net Loss before taxes	€ 5,089,998	€ 4,870,580	€ 1,226,855
Non-deductible for tax purposes	1,678,703
Net Loss post Non-deductibles	3,411,295
Income tax recovery at statutory rates	509,015
Effect of tax rate change	(22,461)	40,119	€ 26,773
Effect of rate difference
Total Deferred Tax Assets	509,015
Unrecognized Deferred Tax Assets	509,015
Net Deferred Tax Assets Recognized		€ 9,436
Brera Holdings [Member]
Schedule of Deferred Tax [Line Items]
Net Loss before taxes	3,224,458
Non-deductible for tax purposes	1,170,033
Net Loss post Non-deductibles	€ 2,054,425
Tax Rate	13.00%
Income tax recovery at statutory rates	€ 256,803
Effect of tax rate change
Effect of rate difference
Total Deferred Tax Assets	256,803
Unrecognized Deferred Tax Assets	256,803
Net Deferred Tax Assets Recognized
UYBA [Member]
Schedule of Deferred Tax [Line Items]
Net Loss before taxes	578,869
Non-deductible for tax purposes	134,219
Net Loss post Non-deductibles	€ 444,650
Tax Rate	24.00%
Income tax recovery at statutory rates	€ 106,716
Effect of tax rate change
Effect of rate difference
Total Deferred Tax Assets	106,716
Unrecognized Deferred Tax Assets	106,716
Net Deferred Tax Assets Recognized
Brera Milano [Member]
Schedule of Deferred Tax [Line Items]
Net Loss before taxes	671,629
Non-deductible for tax purposes	358,700
Net Loss post Non-deductibles	€ 312,929
Tax Rate	24.00%
Income tax recovery at statutory rates	€ 75,103
Effect of tax rate change
Effect of rate difference
Total Deferred Tax Assets	75,103
Unrecognized Deferred Tax Assets	75,103
Net Deferred Tax Assets Recognized
FKAP [Member]
Schedule of Deferred Tax [Line Items]
Net Loss before taxes	196,483
Non-deductible for tax purposes	15,751
Net Loss post Non-deductibles	€ 180,732
Tax Rate	10.00%
Income tax recovery at statutory rates	€ 18,073
Effect of tax rate change
Effect of rate difference
Total Deferred Tax Assets	18,073
Unrecognized Deferred Tax Assets	18,073
Net Deferred Tax Assets Recognized
Consol P&L Adjusting items [Member]
Schedule of Deferred Tax [Line Items]
Net Loss before taxes	418,559
Net Loss post Non-deductibles	€ 418,559
Tax Rate	13.00%
Income tax recovery at statutory rates	€ 52,320
Effect of tax rate change
Effect of rate difference
Total Deferred Tax Assets	52,320
Unrecognized Deferred Tax Assets	52,320
Net Deferred Tax Assets Recognized